Document and Entity Information	Jun. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2026
Entity File Number	001-41740
Entity Registrant Name	Apogee Therapeutics, Inc.
Entity Central Index Key	0001974640
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-4958665
Entity Address, Address Line One	221 Crescent St.
Entity Address, Address Line Two	Building 17, Suite 102b
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	650
Local Phone Number	394-5230
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	APGE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false